Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related party transactions
Related party transactions

We are a majority owned subsidiary of Seadrill, which owns approximately 70.4% of our outstanding common shares as of the date of this Annual Report. The Company transacts business with the following related parties, being companies in which are affiliated with Seadrill and Seadrill's principal shareholder Hemen Holding Ltd (hereafter jointly referred to as "Hemen"):

•	Seadrill Limited

•	Ship Finance International Limited ("Ship Finance")

•	Metrogas Holdings Inc ("Metrogas")

•	Frontline Management (Bermuda) Limited ("Frontline")

•	Seatankers Management Norway AS ("Seatankers")

•	Archer Limited ("Archer")

•	Sevan Drilling Limited ("Sevan")

The Company has entered into the following significant agreements with related parties:

Transactions with Seadrill

$600 million 6.25% Senior Unsecured Notes due 2019
In January 2014 the Company issued a $600 million Senior Unsecured Notes with a fixed coupon of 6.25% per annum, and maturity in January 2019. As at December 31, 2017 Seadrill was the holder of 31.1% of the Notes, which amounts to $186.6 million (December 31, 2016: 31.1%, or $186.6 million). Interest due to Seadrill for the year ended December 31, 2017 was $8.2 million (December 31, 2016: $11.8 million). This facility is held within "Liabilities subject to compromise" in the Consolidated Balance Sheet at the reporting date. The Company has discontinued recording interest on the facility from the Petition Date.

Seadrill Revolving Credit Facility
Seadrill provided the Company an unsecured revolving credit facility of $200 million in March 2012. The facility was increased from $200 million to $335 million on June 28, 2013, and then decreased to $85 million on November 20, 2013. This credit facility matured on January 30, 2015.

On January 31, 2017, Seadrill provided a $25 million revolving credit facility which was set to mature on March 31, 2017. On March 15, 2017, the maturity was extended until April 30, 2017. On April 25, 2017 the facility was amended to mature on June 30, 2017 and was increased to $50 million. On June 27, 2017 the facility was further amended to mature on July 31, 2017 and was increased to $150 million.  On July 27, 2017 the facility was extended to September 12, 2017. Following the Chapter 11 filing the Company no longer has access to the RCF facility. Seadrill has agreed to fund our liquidity needs on an ordinary course. No interest will be charged on such balances after the Petition date. The interest on the facility is Libor plus 10.00% per annum. Interest and commitment fee charged relating to the shareholder loan from Seadrill for the year ended December 31, 2017 amounted to $3.8 million.

NOK 1,500 million Senior Unsecured Bond
On October 30, 2013, the Company issued a NOK1,500 million Senior Unsecured Bond with maturity date October 2018. The bond bears interest at 3-months NIBOR plus a margin of 4.40%. The net proceeds were used to repay the remaining outstanding amount under our $85 million Seadrill Revolving Credit Facility. During fourth quarter of 2014, Seadrill purchased in the open market an aggregate of 5.5% ownership in the NOK 1,500 million Senior Unsecured Bond equal to $11 million. As at December 31, 2017, Seadrill is the holder of 5.5% of the bond, which amounts to $10.4 million (December 31, 2016: 5.5% or $9.6 million). Interest due to Seadrill for the year ended December 31, 2017 was $0.3 million (December 31, 2016: $0.4 million).

This facility is held within "Liabilities subject to compromise" in the Consolidated Balance Sheet at the reporting date. The Company has discontinued recording interest on the facility from the Petition Date.

Financial covenants and debt guarantees
In February 2015, the Company received approval from its Norwegian Bondholders to amend the Bond Agreement for its NOK 1,500 million Norwegian Bond maturing in 2018. Under the terms of the agreement, Seadrill will provide a guarantee for the Bond Issue in exchange for amendments to the covenant package, principally replacing the current financial covenants with the financial covenants within Seadrill's NOK bonds. Additionally, the Company received approval to amend its $2,000 million credit facility and $475 million secured term loan and revolving credit facility. Under the terms of the agreements, Seadrill provides a guarantee for the credit facilities in exchange for amendments to the covenant package, principally replacing the Company's existing financial covenants with financial covenants within Seadrill's secured credit facilities. This amendment to the covenants was applicable to the period ended December 31, 2014. As such there are no longer separate financial covenants contained within the Company's credit facilities or bond agreements. The guarantee fees charged by Seadrill is 0.3% per annum of the outstanding principal. The total guarantee fee for the year ended December 31, 2017 was $3.5 million (December 31, 2016: $6.7 million). These fees are presented within "Other financial items" in the Consolidated Statement of Operations. Following the Chapter 11 filing no guarantee fees will be charged by Seadrill.

Performance guarantees
Seadrill provides performance guarantees in connection with the Company’s drilling contracts, and charges the Company an annual fee of 1% of the guaranteed amount to provide these guarantees. The total amount of such guarantees was $193 million at December 31, 2017 and $130 million at December 31, 2016. The incurred fee was $0.9 million and $1.7 million or the years ended December 31, 2017 and 2016 respectively. These fees are presented within "Other financial items" in the Consolidated Statement of Operations. In addition, the Company has agreed to reimburse Seadrill for all claims made against Seadrill under the performance guarantees.

Management services
North Atlantic Management provides supporting management functions to the Company and its subsidiaries in accordance with the terms of the General Management Agreement. North Atlantic Management has contracted senior management services from Seadrill Management in accordance with the terms of the Management and Administrative Services Agreement, including the provision of the Company's Chief Financial Officer. The agreement can be terminated by either party at ninety days notice. In consideration of the services provided, the Company pay Seadrill a fee that includes the operating costs attributable to the Company plus a margin of 8%. Seadrill Management had charged North Atlantic Management a fee of $33.0 million, $20.7 million and $25.0 million for providing the services under the Services Agreement for the years ended December 31, 2017, 2016 and 2015 respectively.

Newbuild construction services
The Company has contracted a subsidiary of Seadrill to provide construction and project management services for construction of the West Rigel drilling unit. In consideration of the services provided, Seadrill charged the Company a fee in the year ended December 31, 2015 that included the operating costs attributable to the Company plus a margin of 5%. The total amount charged was $12.4 million for the year ended December 31, 2015. As these costs are directly attributable to the construction of the drilling unit, they are capitalized and depreciated in accordance with the accounting policy for Drilling Units. No charges were made during the years ended December 31, 2017 and 2016.

Sale of spare parts
During the year ended December 31, 2016, North Atlantic Rigel Ltd, the wholly owned subsidiary of the Company that currently owns the investment in the West Rigel, sold certain spare parts to Seadrill. The parts were sold for a consideration of $2.4 million during 2016, representing the historical purchase price of the spare parts. The book value of the spare parts was written down to nil during the year ended December 31, 2015, when the West Rigel was classified as an asset held for sale and the carrying value of these spare parts was considered to be not recoverable. Consequently, a gain on disposal of $2.4 million was recognized in the Company's Consolidated Statement of Operations during the prior year.

Other guarantees
Seadrill provides the company with various customs and rent guarantees relating to warehouses and offices in Norway. The total guaranteed was $2.9 million as at December 31, 2017 and $2.9 million at December 31, 2016.

Transactions with Frontline
Management services
The Company receives corporate secretarial and certain other administrative services applicable to the jurisdiction of Bermuda from Frontline Management (Bermuda) Ltd. The fee was $1.0 million, $0.2 million and $1.2 million for the years ended December 31, 2017, 2016 and 2015 respectively. Frontline Management (Bermuda) Ltd. is a wholly owned subsidiary of Frontline Ltd., a company in which Hemen is a large shareholder.

Transactions with Sevan Drilling
Management services
From August 2015 to August 2016, pursuant to the secondment agreement with Seven Drilling our Chief Financial Officer was seconded to North Atlantic Management from Sevan Drilling Management AS, a subsidiary of Seadrill and Sevan Drilling Limited. The total fees charged were $0.3 million, $0.4 million and $0.2 million for the years ended December 31, 2017, 2016 and 2015 respectively.

Transactions with Seatankers
Management services
The Company receives corporate management and director services through Seatankers Management Norway AS. The fee was $0.09 million, $0.3 million and $0.2 million for the years ended December 31, 2017, 2016 and 2015 respectively. Seatankers Management Norway AS a company which is an affiliate of Hemen.

Transactions with Ship Finance
Sale and leaseback agreement
In June 2013, the Company entered into sale and leaseback agreement with Ship Finance for the newbuilding jack-up rig, the West Linus for total consideration of $600 million. Upon the closing of the agreement, $195 million was paid to North Atlantic Drilling and the remaining balance of the purchase price was paid to North Atlantic Drilling upon the delivery of the rig. The West Linus is chartered back to North Atlantic Drilling on a bareboat charter for a period of 15 years, pursuant to which North Atlantic has been granted four purchase options. Ship Finance has an option to sell the rig back to North Atlantic Drilling at the end of the charter period. The West Linus was delivered from the yard in February 2014. At December 31, 2017, the West Linus is reported under Drilling Units in the Company’s Consolidated Balance Sheet. Additional disclosure about the VIE has been provided in Note 24 "Variable Interest Entity".

Related Party Loan Facility
Ship Finance granted the VIE company, SFL Linus Ltd., an unsecured loan of $195 million on June 28, 2013 to be repaid at the earlier of June 30, 2029 or date of sale of the West Linus rig. While the loan did not initially bear interest, Ship Finance reserved the right to charge interest after the rig is delivered from the shipyard. SFL Linus repaid $70 million during the first quarter in 2014 and the outstanding balance at December 31, 2017 is $125 million (December 31, 2016: $125.0 million). Commencing in February 2014, the loan bore interest of 4.5% per annum. The proceeds of this loan were used to finance the acquisition of the West Linus. The loan was presented as long term debt to related party on our balance sheet on December 31, 2017. Interest charged by Ship Finance for the year ended December 31, 2017, was $5.5 million (2016: $5.6 million).

Transactions with Archer
Engineering Services
We receive certain technical engineering services from subsidiaries of Archer Ltd. The charged amount was $0.5 million, $0.9 million and $1.9 million for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts are included in vessel and rig operating expenses. Archer Ltd. is a company in which Seadrill is a shareholder.

Related Party Balances
The following are the related party balances as at December 31, 2017 and December 31, 2016:

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016
Related party receivables:
Seadrill	8.1	10.7
Ship Finance International	—	0.5
Total related party receivables	8.1	11.2

Related party payables:
Seadrill	29.6	35.9
Ship Finance International	3.6	0.7
Total related party payables	33.2	36.6

Long term debt to related parties
US$600 Bond*, Seadrill share 31.1%	—	186.6
NOK1,500 Senior Unsecured Bond*, Seadrill share 5.5%	—	9.6
Non-current related party loan from Ship Finance	121.5	125.0
Total long term debt to related party	121.5	321.2

* These facilities are held within "Liabilities subject to compromise" in the Consolidated Balance Sheet at the reporting date.

Receivables and payables with related parties arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled monthly in arrears.

Other than the loans specifically mentioned, the amounts due to and from Seadrill Limited and its subsidiaries under business operations are unsecured, interest-free and intended to be settled in the ordinary course of business.